Finance income and finance costs - Schedule of Finance Costs Incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income [Abstract]
Changes in the fair value of derivatives (see Note 27)	$ (3,112)	$ (145,564)	$ (132,333)
Interest on debt and borrowings	(127,632)	(147,373)	(129,327)
Interest on lease liabilities (see Note 13)	(9,238)	(6,614)	(3,840)
Amortization of deferred debt issue costs	(9,208)	(3,614)	(1,657)
Finance costs	$ (149,190)	$ (303,165)	$ (267,157)